Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

15. Property, plant and equipment

A summary of property, plant and equipment as at December 31, 2022 and December 31, 2021 is as follows:

	Land and buildings	Plant and machinery	Construction in progress	Total
Cost
At January 1, 2021	38,994	57,762	163,987	260,743
Additions	23,590	69,341	211,949	304,880
Disposals	—	(21)	—	(21)
Reclassifications	57,744	76,591	(134,820)	(485)
Exchange differences	(2,905)	(4,668)	(6,731)	(14,304)
At December 31, 2021	117,423	199,005	234,385	550,813
Additions	7,719	57,446	122,931	188,096
Sold	—	(982)	(5,254)	(6,236)
Assets held for sale (Note 34)	(64,180)	(52,534)	(31,925)	(148,639)
Disposals	—	(45)	—	(45)
Reclassifications	21,857	50,697	(72,554)	—
Exchange differences	(5,760)	(10,188)	(21,643)	(37,591)
At December 31, 2022	77,059	243,399	225,940	546,398
Accumulated depreciation and impairment
At January 1, 2021	(5,770)	(17,348)	—	(23,118)
Depreciation charge	(2,687)	(13,163)	—	(15,850)
Disposals	—	3	—	3
Impairment(1)	—	(833)	(3,494)	(4,327)
Exchange differences	567	1,560	—	2,127
At December 31, 2021	(7,890)	(29,781)	(3,494)	(41,165)
Depreciation charge	(5,854)	(26,157)	—	(32,011)
Sold	—	692	3,494	4,186
Assets held for sale (Note 34)	13,925	16,082	8,504	38,511
Impairment(2)	(10,413)	(7,647)	(8,504)	(26,564)
Exchange differences	863	2,734	—	3,597
At December 31, 2022	(9,369)	(44,077)	—	(53,446)
Cost, net accumulated depreciation and impairment
At December 31, 2021	109,533	169,224	230,891	509,648
At December 31, 2022	67,690	199,322	225,940	492,952

(1)
Relates to an asset impairment charge of certain production equipment at our Landskrona production facility in Sweden for which we had no alternative use.
(2)
Of the total $26.6 million, $26.3 million relates to an impairment charge for assets remeasured to fair value less costs of disposal as part of the YYF Transaction. Refer to Note 34 Non-current assets held for sale for details.

The additions in construction in progress during the year ended December 31, 2022 is mainly related to investment in new and existing production facilities.

The reclassifications between construction in progress and land and buildings and plant and machinery are mainly related to the Ma'anshan, China production facility.

The depreciation expense for years ended December 31, 2022, 2021 and 2020 was $32.0 million, $15.9 million and $6.3 million, respectively.

15.1. Test of impairment

As described in Note 4 Significant accounting judgments, estimates and assessments, due to the market capitalization of the Group and overall macroeconomic uncertainty, Management decided, for the 2022 reporting period, to perform impairment tests for the non-financial assets in all the three operating segments, not only for the segment containing goodwill. Refer to Note 14 Intangible assets for disclosure of impairment test for the operating segment EMEA.

For Americas and Asia the recoverable amount for the cash generating units were established through calculation of the value in use, which require the use of assumptions. The calculations use cash flow projections based on financial budgets approved by management covering a five-year period.

Cash flows beyond the five-year period are extrapolated using an estimated growth rate of 2%. The growth rate is consistent with forecasts included in industry reports specific to the industry in which the CGU operates. The pre-tax discount rate used was 10.8% for Americas and 10.3% for Asia.

The recoverable amount exceeds the carrying amount of non-financial assets for both Americas and Asia.

Sensitivity analysis - Asia

The recoverable amount of this CGU would equal the carrying amount if the pre-tax discount rate increased by 1.2 percentage points, if the terminal growth rate decreased by 1.3 percentage points or if the long-term EBITDA margin decreased by 1.4 percentage points.

Sensitivity analysis - Americas

There are no reasonably possible changes in any of the key assumptions that would have resulted in an impairment for Americas.